Financial risk management objectives and policies (Tables)	12 Months Ended
Mar. 31, 2024
Financial Risk Management [Abstract]
Schedule of Contractual Undiscounted Future Cash Flow Requirements
The following table summarizes the amount of contractual undiscounted future cash flow requirements as at March 31, 2024:

	2025	2026	2027	2028	2029	Thereafter	Total
	$	$	$	$	$	$	$
Accounts payable and accrued liabilities	177.7	—	—	—	—	—	177.7
Japan Facility	5.4	—	—	—	—	—	5.4
Term Loan	4.0	4.1	4.1	380.9	—	—	393.1
Interest commitments relating to borrowings[1]	35.2	35.2	35.2	17.5	—	—	123.1
Lease obligations	92.0	75.8	66.3	42.1	32.5	81.6	390.3
Pension obligation	—	—	—	—	—	1.8	1.8
Total contractual obligations	314.3	115.1	105.6	440.5	32.5	83.4	1,091.4
[1] Interest commitments are calculated based on the loan balance and the interest rate payable on the Japan Facility and the Term Loan of 0.45% and 8.94% respectively, as at March 31, 2024.
Schedule of Aging of Trade Receivables
The aging of trade receivables was as follows:

			Past due
	Total	Current	< 30 days	31-60 days	> 61 days
	$	$	$	$	$
Trade accounts receivable	57.1	33.5	10.0	5.1	8.5
Credit card receivables	3.7	3.7	—	—	—
Other receivables	12.3	11.8	0.3	—	0.2
March 31, 2024	73.1	49.0	10.3	5.1	8.7

Trade accounts receivable	30.4	22.2	4.4	1.1	2.7
Credit card receivables	2.5	2.5	—	—	—
Other receivables	19.5	18.9	0.5	—	0.1
April 2, 2023	52.4	43.6	4.9	1.1	2.8

Schedule of Unrealized Gains (Losses) in Fair Value of Derivatives in Other Comprehensive Income
The Company recognized the following unrealized gains and losses in the fair value of derivatives designated as cash flow hedges in other comprehensive income:

Year ended
	March 31, 2024		April 2, 2023		April 3, 2022
	Net gain	Tax recovery	Net loss	Tax recovery	Net loss	Tax expense
	$	$	$	$	$	$
Forward foreign exchange contracts designated as cash flow hedges	1.3	0.1	(3.7)	0.9	(4.5)	(0.1)
The Company recognized the following unrealized losses and gains in the fair value of derivatives designed as hedging instruments in other comprehensive income:

Year ended
	March 31, 2024		April 2, 2023		April 3, 2022
	Net loss	Tax recovery	Net gain	Tax expense	Net gain	Tax expense
	$	$	$	$	$	$
Swaps designated as cash flow hedges	(1.8)	0.3	4.1	(0.8)	13.2	(4.5)

Schedule of Losses (Gains) Reclassified from Other Comprehensive Income on Derivatives to the Consolidated Financial Statements
The Company reclassified the following losses and gains from other comprehensive income on derivatives designated as cash flow hedges to locations in the consolidated financial statements described below:

	Year ended
	March 31, 2024	April 2, 2023	April 3, 2022
Loss (gain) from other comprehensive income	$	$	$
Forward foreign exchange contracts designated as cash flow hedges
Revenue	1.8	5.5	3.9
SG&A expenses	(0.4)	0.1	(0.4)
Inventory	0.5	0.8	(0.9)
The Company reclassified the following gains and losses from other comprehensive income on derivatives designated as hedging instruments to net interest, finance and other costs:

	Year ended
	March 31, 2024	April 2, 2023	April 3, 2022
(Gain) loss from other comprehensive income	$	$	$
Swaps designated as cash flow hedges	(2.0)	0.5	0.9

Schedule of Foreign Currency Forward Exchange Contracts
Foreign currency forward exchange contracts outstanding as at March 31, 2024 related to operating cash flows were:

(in millions)	Aggregate Amounts		Currency
Forward contract to purchase Canadian dollars	USD	62.1	U.S. dollars
		€89.3	euros
		¥2,085.8	Japanese yen
Forward contract to sell Canadian dollars	USD	22.4	U.S. dollars
		€40.1	euros

Forward contract to purchase euros	CNY	525.4	Chinese yuan
		£25.5	British pounds sterling
	HKD	32.9	Hong Kong dollars
	CHF	0.1	Swiss francs

Forward contract to sell euros	CHF	3.3	Swiss francs
		£1.5	British pounds sterling
	CNY	9.2	Chinese yuan
	HKD	7.0	Hong Kong dollars